Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund	Dec. 30, 2022
Fidelity Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.76%
Past 5 years	9.69%
Past 10 years	7.27%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.18%
Past 5 years	9.21%
Past 10 years	6.83%
Fidelity Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.14%
Past 5 years	7.75%
Past 10 years	5.91%
MS112
Average Annual Return:
Past 1 year	7.98%
Past 5 years	9.79%
Past 10 years	7.44%